Shareholder's Equity and Earnings Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following table summarizes the rollforward of common shares used in calculating the weighted average shares utilized in the basic earnings per common share calculation for the periods indicated:

	Years Ended December 31,
(shares in millions)	2013	2012 (1)	2011 (1)
Common stock - issued:
Balance, beginning of period	230.1	230.1	230.1
Shares issued	30.8	—	—
Issuance of shares for share-based incentive compensation	0.9	—	—
Balance, end of period	261.8	230.1	230.1
Treasury stock:
Balance, beginning of period	0.1	0.1	0.1
Balance, end of period	0.1	0.1	0.1
Common shares outstanding, end of period	261.7	230.0	230.0
(1) Share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.

Schedule of Earnings Per Share, Basic and Diluted
The following table summarizes the reconciliation of net income (loss) and shares used in calculating basic and diluted net income (loss) per common share for the periods indicated:

($ and shares in millions)	Years Ended December 31,
Earnings	2013	2012 (1)	2011 (1)
Net income (loss) available to common shareholders
Net income (loss)	$790.6	$611.2	$102.8
Less: Net income (loss) attributable to noncontrolling interest	190.1	138.2	190.9
Net income (loss) available to common shareholders	$600.5	$473.0	$(88.1)

Weighted-average common shares outstanding
Basic	250.6	230.0	230.0
Dilutive Effects:
RSUs	0.6	—	—
RSUs - Deal incentive awards	0.4	—	—
PSU awards	0.2	—	—
Diluted	251.8	230.0	230.0

Net income (loss) per common share
Basic	$2.40	$2.06	$(0.38)
Diluted	2.38	2.06	(0.38)
(1) Per-share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.

Schedule of Dividends Payable
The table below summarizes dividend declarations, record and payment dates, as well as per share dividend amounts, for the common shares:

($ in millions except per share data)
Declaration Date	Record Date	Payment Date	Dividend Per Share
July 25, 2013	August 30, 2013	October 1, 2013	$0.01
October 31, 2013	November 29, 2013	December 30, 2013	$0.01
February 6, 2014	February 28, 2014	March 31, 2014	$0.01